- OPERATING LEASES	6 Months Ended
Jun. 30, 2015
- OPERATING LEASES [Abstract]
- OPERATING LEASES

NOTE 8 - OPERATING LEASES

The Company has leased approximately 440 acres of privately owned land adjacent to its staked prospects from Corporate Creditors Committee LLC, by lease dated October 1, 2003. The Company paid an advance royalty of $7,500 for the first year, which amount is increased by $2,500 in each of the next five years to be $20,000 in the sixth year.  For the last four years of the lease, the advance royalty is $20,000 per year.  The lease was renewed in 2012, and the new annual advance royalty is $20,000.  The advance royalty is credited to and recoverable from the production rental amounts. The royalty is the greater of a 4% net smelter royalty or $0.50 per yard of material processed. The lease is for 10 years.

In 2011, Nevada Rae Gold (“NRG”) entered into a lease agreement to lease a 100% interest in 45 mining claims covering approximately 2,000 acres in Lander County, Nevada. The lease calls for NRG to pay the claim owners a gross royalty of 4% on gold sales or $0.50 per yard of gravels mined, whichever is greater. NRG will be required to make annual minimum advance royalty payments of $20,000. The term of the lease is for 10 years with an option for NRG to extend the term for a further 10 years.

On January 8, 2014, NRG, signed a sub-lease for ten mining claims to permit exploration and mining for barite. The lease is for a period of 8 years. The lease, as amended, provides that NRG will receive an initial payment of $40,000, advance annual payments of $20,000 per year and provides for royalty payments to NRG of $2.00 per yard of processed barite. The rights under the lease exclude any recovery of gold mineralizations. The lease requires the lease holder to provide bonding and other regulatory deposits in respect of its mining activities to satisfy state and federal requirements and indemnification of the Company for breaches of the lease. The lease is subject to the over-lease held by NRG, and NRG is required to pay the holder of the over-lease $10,000 per year plus $0.50 per yard of barite processed.

The following is a schedule by years of future minimum lease payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of June 30, 2015:

Year ended	Total
December 31, 2015	$50,000
December 31, 2016	50,000
December 31, 2017	50,000
December 31, 2018	50,000
December 31, 2019	50,000
Thereafter	110,000
Total	$360,000

Nevada Rae Gold has a lease for its mobile office at a cost of approximately $407 per month. This lease was accounted for as an operating lease on a month to month basis. Rental Expense for the six months ended June 30, 2015 and June 30, 2014 was $2,442.